Supplemental information on statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Information On Statement Of Cash Flows
Schedule of supplemental information on statement of cash flows

	2023	2022	2021
Amounts paid/received during the year:
Withholding income tax paid on behalf of third-parties	1,403	1,413	904
Transactions not involving cash
Purchase of property, plant and equipment on credit	−	19	−
Lease	14,992	6,923	6,945
Provision for decommissioning costs	2,641	3,260	(1,082)
Use of tax credits and judicial deposit for the payment of contingency	144	1,236	1,173
Assets received due to the increase of interest in concessions without disbursement	−	−	165
Remeasurement of property, plant and equipment acquired in previous periods	5	24	−
Earn Out related to Atapu and Sépia fields	280	694	54

Schedule of cash and cash equivalents in the statement of cash flows

	2023	2022
Reconciliation of the balance at the beginning of the period
Cash and cash equivalents in statements of financial position	7,996	10,467
Cash and cash equivalents classified as assets held for sale	−	13
Cash and cash equivalents according to Statements of Cash Flows (opening balance)	7,996	10,480

Schedule of reconciliation of depreciation, depletion and amortization with statements of cash flows

	2023	2022	2021
Depreciation of Property, plant and equipment	15,306	14,618	12,955
Amortization of Intangible assets	104	77	60
Capitalized depreciation	(1,965)	(1,343)	(1,240)
Depreciation of right of use - recovery of PIS/COFINS	(165)	(134)	(80)
Depreciation, depletion and amortization in the Statements of Cash Flows	13,280	13,218	11,695